Transactions with parties in interest (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 21,847,283	$ 21,837,335
Affiliated Entity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	1,124,247	1,292,297
JPMorgan Chase & Co. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Aggregate cost of purchases	867,187,255	722,047,072
Aggregate proceeds from sales and distributions to participants	1,388,284,986	1,311,338,179
Core Bond Fund | Affiliated Entity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Aggregate cost of purchases	90,942,399	87,921,295
Aggregate proceeds from sales and distributions to participants	72,552,743	55,874,504
Emerging Markets Debt Fund | Affiliated Entity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Aggregate cost of purchases	24,159,513	21,171,215
Aggregate proceeds from sales and distributions to participants	18,364,539	14,741,055
Short-Term Fixed Income Fund | Affiliated Entity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Aggregate cost of purchases	471,567,727	332,749,207
Aggregate proceeds from sales and distributions to participants	425,735,705	294,317,894
Small Cap Core Fund | Affiliated Entity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Aggregate cost of purchases	31,986,303	69,793,432
Aggregate proceeds from sales and distributions to participants	117,421,104	111,574,233
Stable Value Fund | Affiliated Entity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Aggregate cost of purchases	756,458,091	548,031,372
Aggregate proceeds from sales and distributions to participants	$ 805,509,853	$ 814,374,401